UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
INVESTMENTS

# John Hancock Preferred Income Fund III

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Ticker | HPS

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

	Shares	Value

Preferred Securities (a) 149.1% (95.4% of Total Investments)		$815,260,507

(Cost $838,683,216)

Consumer Discretionary 0.1%		664,045

Media 0.1%
Comcast Corp., 5.000%	29,500	664,045

Consumer Staples 2.2%		12,006,563

Food & Staples Retailing 2.2%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S) (Z)	135,000	12,006,563

Financials 95.8%		523,597,195

Capital Markets 9.4%
Bank of New York Mellon Corp., 5.200%	50,000	1,041,000
Morgan Stanley Capital Trust III, 6.250%	160,000	3,873,600
Morgan Stanley Capital Trust IV, 6.250% (Z)	845,000	20,482,800
Morgan Stanley Capital Trust V, 5.750%	100,000	2,363,000
Morgan Stanley Capital Trust VII, 6.600%	30,000	738,300
State Street Corp., 5.250%	65,000	1,418,950
The Goldman Sachs Group, Inc., 6.125% (Z)	877,000	21,626,820

Commercial Banks 22.9%
Barclays Bank PLC, Series 3, 7.100% (Z)	355,000	8,946,000
Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,137,650
BB&T Corp., 5.200%	680,000	13,736,000
BB&T Corp., 5.625%	27,500	583,000
HSBC Holdings PLC, 8.000% (Z)	63,500	1,736,725
HSBC USA, Inc., 6.500%	135,000	3,307,500
PNC Financial Services Group, Inc., 5.375%	35,000	739,900
PNC Financial Services Group, Inc. (6.125% to 05/01/22, then 3
month LIBOR + 4.067%)	210,000	5,329,800
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	941,000	18,820,000
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	313,500	8,417,475
Santander Holdings USA, Inc., Series C, 7.300% (Z)	463,000	11,607,410
U.S. Bancorp (6.000% to 04/15/17, then 3 month LIBOR + 4.861%)	160,000	4,347,200
U.S. Bancorp (6.500% to 01/15/22, then 3 month LIBOR + 4.468%)
(Z)	900,000	24,138,000
Wells Fargo & Company, 8.000% (Z)	374,000	10,636,560

Consumer Finance 3.3%
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	610,800	14,738,604
SLM Corp., 6.000% (Z)	50,000	1,004,500
SLM Corp., Series A, 6.970% (Z)	44,899	2,111,600

Diversified Financial Services 25.5%
Citigroup Capital XIII (7.875% to 10/30/15, then 3 month LIBOR +
6.370%)	22,000	605,000
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	40,000	965,200
Deutsche Bank Capital Funding Trust X, 7.350% (Z)	248,300	6,286,956
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	396,500	9,936,290
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	311,000	8,257,050
General Electric Capital Corp., 4.700%	170,000	3,427,200
ING Groep NV, 7.050% (Z)	598,970	14,962,271
ING Groep NV, 7.200% (Z)	765,000	19,247,400
JPMorgan Chase & Company, 5.500%	30,000	650,700

1

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

	Shares	Value

Financials (continued)

JPMorgan Chase Capital XXIX, 6.700% (Z)	687,500	$17,668,750
Merrill Lynch Preferred Capital Trust III, 7.000% (Z)	510,000	12,857,100
Merrill Lynch Preferred Capital Trust IV, 7.120% (Z)	415,000	10,462,150
Merrill Lynch Preferred Capital Trust V, 7.280% (Z)	430,000	10,874,700
RBS Capital Funding Trust V, 5.900%	725,000	15,667,250
RBS Capital Funding Trust VI, 6.250%	340,000	7,398,400

Insurance 16.1%
Aegon NV, 6.375% (Z)	280,000	6,806,800
Aegon NV, 6.500% (Z)	315,000	7,638,750
American Financial Group, Inc., 7.000% (Z)	490,000	12,691,000
MetLife, Inc., Series B, 6.500% (Z)	1,011,000	25,133,460
Phoenix Companies, Inc., 7.450%	574,500	13,110,090
PLC Capital Trust V, 6.125% (Z)	192,890	4,608,142
Prudential Financial, Inc., 5.750%	90,000	2,026,800
Prudential PLC, 6.500% (Z)	129,638	3,240,950
RenaissanceRe Holdings, Ltd., Series C, 6.080%	61,150	1,415,011
W.R. Berkley Corp., 5.625% (Z)	535,000	11,128,000

Real Estate Investment Trusts 18.5%
Duke Realty Corp., Depositary Shares, Series J, 6.625%	638,100	15,633,450
Duke Realty Corp., Depositary Shares, Series K, 6.500%	151,600	3,602,016
Duke Realty Corp., Depositary Shares, Series L, 6.600% (Z)	118,500	2,835,705
Kimco Realty Corp., 6.000% (Z)	950,000	20,624,500
Public Storage, Inc., 5.200%	255,000	5,196,900
Public Storage, Inc., 5.750%	340,000	7,432,400
Public Storage, Inc., 6.350%	210,000	5,130,300
Public Storage, Inc., Depositary Shares, Series Q, 6.500%	140,000	3,456,600
Public Storage, Inc., Series P, 6.500% (Z)	123,000	3,095,910
Senior Housing Properties Trust, 5.625% (Z)	540,000	10,735,200
Ventas Realty LP, 5.450%	180,000	4,068,000
Wachovia Preferred Funding Corp., Series A, 7.250% (Z)	740,000	19,269,600

Thrifts & Mortgage Finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (I)	80,000	568,800

Industrials 1.6%		8,803,200

Machinery 1.6%
Stanley Black & Decker, Inc., 5.750%	393,000	8,803,200

Telecommunication Services 12.1%		65,964,185

Diversified Telecommunication Services 4.7%
Qwest Corp., 6.125%	20,000	422,000
Qwest Corp., 7.000%	60,000	1,482,600
Qwest Corp., 7.375% (Z)	777,500	19,476,375
Qwest Corp., 7.500%	174,500	4,400,890

Wireless Telecommunication Services 7.4%
Telephone & Data Systems, Inc., 6.875% (Z)	473,000	11,593,230
Telephone & Data Systems, Inc., 7.000% (Z)	415,000	10,321,050
United States Cellular Corp., 6.950% (Z)	742,000	18,268,040

Utilities 37.3%		204,225,319

Electric Utilities 24.2%
Alabama Power Company, 5.200% (Z)	410,000	10,213,100

2

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

			Shares	Value

Utilities (continued)

Duke Energy Corp., 5.125% (Z)			925,000	$19,711,750
Entergy Arkansas, Inc., 5.750%			105,100	2,528,706
Entergy Louisiana LLC, 5.250% (Z)			240,000	5,071,200
Entergy Louisiana LLC, 5.875% (Z)			312,625	7,628,050
Entergy Louisiana LLC, 6.000% (Z)			242,038	5,910,568
Entergy Mississippi, Inc., 6.000%			113,194	2,743,823
Entergy Mississippi, Inc., 6.200% (Z)			153,000	3,815,820
Entergy Texas, Inc., 7.875%			71,986	1,908,349
FPL Group Capital Trust I, 5.875% (Z)			301,000	7,407,610
Gulf Power Company, 5.750% (Z)			138,393	3,450,137
HECO Capital Trust III, 6.500%			228,100	5,873,575
Interstate Power & Light Company, 5.100% (Z)			60,000	1,298,400
NextEra Energy Capital Holdings, Inc., 5.125%			220,000	4,298,800
NextEra Energy Capital Holdings, Inc., 5.700% (Z)			655,000	14,154,550
PPL Capital Funding, Inc., 5.900%			1,010,000	21,735,200
SCE Trust I, 5.625%			160,000	3,411,200
SCE Trust II, 5.100% (Z)			581,000	11,527,040

Multi-Utilities 13.1%
BGE Capital Trust II, 6.200% (Z)			745,000	18,103,500
Dominion Resources, Inc., Series A, 8.375% (Z)			249,900	6,519,891
DTE Energy Company, 5.250% (Z)			585,000	12,197,250
DTE Energy Company, 6.500% (Z)			359,000	8,716,520
Integrys Energy Group, Inc., 6.000% (Z)			248,000	6,004,080
SCANA Corp., 7.700%			756,000	19,996,200
			Shares	Value

Common Stocks 2.4% (1.5% of Total Investments)				$12,824,488

(Cost $13,964,824)

Energy 1.5%				8,014,998

Oil, Gas & Consumable Fuels 1.5%
Apache Corp.			90,259	8,014,998

Utilities 0.9%				4,809,490

Electric Utilities 0.9%
FirstEnergy Corp. (I)			127,000	4,809,490

		Maturity
	Rate (%)	date	Par value	Value

Capital Preferred Securities (b) 1.6% (1.0% of Total Investments)				$8,957,250

(Cost $9,517,500)

Financials 1.6%				8,957,250

Commercial Banks 1.6%
CA Preferred Funding Trust	7.000	01/29/49	$9,000,000	8,957,250

3

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 3.1% (2.0% of Total Investments)				$16,899,500

(Cost $16,612,754)

Energy 2.1%				11,674,500

Oil, Gas & Consumable Fuels 2.1%
Energy Transfer Partners LP (P) (S) (Z)	3.259	11/01/66	$12,900,000	11,674,500

Utilities 1.0%				5,225,000

Electric Utilities 1.0%
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q) (Z)	6.250	02/01/22	5,000,000	5,225,000

			Par value	Value

Short-Term Investments 0.1% (0.1% of Total Investments)				$617,000

(Cost $617,000)

Repurchase Agreement 0.1%				617,000

Repurchase Agreement with State Street Corp. dated 10-31-13 at
0.000% to be repurchased at $617,000 on 11-1-13, collateralized by
$635,000 U.S. Treasury Notes, 1.000% due 5-31-18 (valued at
$632,619, including interest)			617,000	617,000

Total investments (Cost $879,395,294)† 156.3%				$854,558,745

Other assets and liabilities, net (56.3%)				($307,717,115)

Total net assets 100.0%				$546,841,630

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-13 was $510,860,853.

4

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $879,422,368. Net unrealized depreciation aggregated $24,863,623, of which $24,007,519 related to appreciated investment securities and $48,871,142 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total investments on 10-31-13:

United States	87.8%
Netherlands	5.7%
United Kingdom	5.4%
Spain	1.0%
Bermuda	0.1%

Total	100.0%

5

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of the purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10-31-13	Price	Inputs	Inputs
Preferred Securities
Consumer Discretionary	$664,045	$664,045	—	—
Consumer Staples	12,006,563	—	$12,006,563	—
Financials	523,597,195	523,597,195	—	—
Industrials	8,803,200	8,803,200	—	—
Telecommunication Services	65,964,185	65,964,185	—	—
Utilities	204,225,319	204,225,319	—	—
Common Stocks
Energy	8,014,998	8,014,998	—	—
Utilities	4,809,490	4,809,490	—	—
Capital Preferred Securities
Financials	8,957,250	—	8,957,250	—
Corporate Bonds
Energy	11,674,500	—	11,674,500	—
Utilities	5,225,000	—	5,225,000	—
Short-Term Investments	617,000	—	617,000	—

Total Investments in Securities	$854,558,745	$816,078,432	$38,480,313	—
Other Financial Instruments
Interest Rate Swaps	($1,871,065)	—	($1,871,065)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

6

John Hancock Preferred Income Fund III
As of 10-31-13 (Unaudited)

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2013, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of October 31, 2013.

	USD Notional	Payments	Payments Received	Maturity	Market
Counterparty	Amount	Made by Fund	by Fund	Date	Value

Morgan Stanley Capital
Services	$72,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($1,874,747)
Morgan Stanley Capital
Services	72,000,000	Fixed 0.8750%	3 Month LIBOR (a)	Jul 2017	3,682

	$144,000,000				($1,871,065)

(a) At 10-31-13, the 3-month LIBOR rate was 0.2420%.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

7

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | Computershare<br>P.O. Box 43006<br>Providence, RI 02940-3006 | |
| **Phone** | Customer service representatives | **800-852-0218** |
| | Portfolio commentary | **800-344-7054** |
| | 24-hour automated information | **800-843-0090** |

This report is for the information of the shareholders of John Hancock Preferred Income Fund III.

P12Q1 10/13
12/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Hugh McHaffie

-------------------------------

Hugh McHaffie

President

Date: December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Hugh McHaffie

-------------------------------

Hugh McHaffie

President

Date: December 20, 2013

By: /s/ Charles A. Rizzo

-------------------------------

Charles A. Rizzo

Chief Financial Officer

Date: December 20, 2013